Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenue:
Total revenues		$ 362,511	$ 1,327,707
Operating expenses:
Staff costs and employee benefits		(659,799)	(464,264)
Rental and office expenses (inclusive of nil and $89,956 from related parties for six months ended June 30, 2026 and 2025 respectively)		(91,577)	(110,155)
Professional fees		(489,584)	(259,373)
Depreciation		(4,109)	(3,975)
Research and development		(56,865)
Other administrative expenses		(54,194)	(10,152)
Total operating expenses		(1,356,128)	(847,919)
(Loss) income from operations		(993,617)	479,788
Other income (expense)
Interest income		18	4,634
Loan interest income		329,755
Other income (expenses)		40,897	(21,272)
Total other income (expenses), net		370,670	(16,638)
(Loss) income before income taxes		(622,947)	463,150
Income tax benefit (expenses)		69,914	(99,626)
Net (loss) income		(553,033)	363,524
Other comprehensive (loss) income
Foreign currency translation adjustment		(40,721)	(33,303)
Comprehensive (loss) income		$ (593,754)	$ 330,221
Weighted average number of ordinary shares outstanding
Basic – Class A and Class B ordinary shares (in Shares)	[1]	7,584,334	5,290,000
Diluted – Class A and Class B ordinary shares (in Shares)	[1]	7,584,334	5,290,000
(Loss) earnings per share
Basic– Class A and Class B ordinary shares (in Dollars per share)	[1]	$ (0.07)	$ 0.07
Diluted– Class A and Class B ordinary shares (in Dollars per share)	[1]	$ (0.07)	$ 0.07
Management consulting services
Revenue:
Revenue		$ 362,511	$ 746,683
Management consulting services-related parties
Revenue:
Revenue			329,358
Fund management revenue
Revenue:
Revenue			$ 251,666

[1]	The share information is presented on a retrospective basis to reflect the stock split, shares reclassification and shares increase. (Note 1)